DERIVATIVE LIABILITIES (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012	Aug. 18, 2012	Aug. 17, 2012	Aug. 31, 2012 POSCO Canada Ltd. [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member]
Stock Warrants Exercised During Period, Number			4,200,000	14,023,336
Proceeds from exercise of warrants		$ 210,000	$ 210,000	$ 1,433,575	$ 1,643,575	$ 1,643,575
Reclassification of warrant liabilities to additional paid-in capital for warrant exercises		590,462	590,462	4,604,000	5,195,008	5,195,008
Warrants Issued for Advisory Services				800,000
Warrants issued for services				157,010	157,010	157,010
Instrument Used To Determine Risk Free Interest Rate			3 or 5 year Treasury Bill
Expected dividend yields	0.00%		0.00%
Probability of stock offering in any year over five years			100.00%								31.00%	10.00%
Warrants Exercise Price									$ 0.4
Units Sold Number										62,499,938
Units Sold Value										$ 9,999,990
Units Sold Description									each unit consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share.
Warrants Stock Price							$ 0.067	$ 0.069